PRINCIPAL® VARIABLE ANNUITY
(Flexible Variable Annuity)

UPDATING SUMMARY PROSPECTUS

Dated May 1, 2025

Principal Life Insurance Company (“the Company”, “We”, “Our” or “Us”) no longer offers or issues this product. This prospectus is only for the use of the current Owners of the product.
This Updating Summary Prospectus describes Principal® Variable Annuity (Flexible Variable Annuity), an individual, flexible premium, deferred variable annuity (the “Contract”), issued by the Company through Principal Life Insurance Company Separate Account B (“Separate Account”).
This Updating Summary Prospectus summarizes key features of the Contract. The statutory prospectus for the Contract (the “Expanded Prospectus”) contains more information about the Contract, including its features, benefits, and risks. You can find the Expanded Prospectus and other information about the Contract online at www.principal.com/FVAreport. You can also obtain this information at no cost by calling 1-800-852-4450 or by sending an email request to annuityinternet@principal.com.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s ("SEC") staff and is available at Investor.gov.
The Contract, certain Contract features and/or some of the Investment Options may not be available in all states or through all broker dealers.

SPECIAL TERMS
The terms defined below are used throughout this Prospectus.
Accumulated Value – the sum of the values in the DCA Plus Account(s), the Fixed Account and the Separate Account Divisions.
Anniversary(ies) – the same date and month of each year following the Contract Date.
Annuitant – the person, including any Joint Annuitant, on whose life the annuity benefit payment is based. This person may or may not be the Owner.
Annuitization Date – the date all of the Owner’s Accumulated Value is applied to an annuity benefit payment option.
Contract Date – the date that the Contract is issued and which is used to determine Contract Years.
Contract Year – the one-year period beginning on the Contract Date and ending one day before the contract Anniversary and any subsequent one-year period beginning on a contract Anniversary (for example, if the Contract Date is June 5, 2005, the first Contract Year ends on June 4, 2006, and the first contract Anniversary falls on June 5, 2006).
Data Page – that portion of the Contract which contains the following: Owner and Annuitant data (names, gender, Annuitant age); the Contract issue date; maximum Annuitization Date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract Owner.
Dollar Cost Averaging Plus (DCA Plus) Account – an account which uses a guaranteed interest rate to calculate interest earned for a specific amount of time.
Fixed Account – an account which uses a guaranteed interest rate to calculate interest earned.
Investment Options – the DCA Plus Accounts, Fixed Account and Separate Account Divisions.
Joint Annuitant – an Annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the Annuitant means the death of the first Annuitant to die.
Joint Owner – an Owner who has an undivided interest with the right of survivorship in this Contract with another Owner. Any reference to the death of the Owner means the death of the first Owner to die.
Owner – the person, including Joint Owner, who owns all the rights and privileges of this Contract. For the Principal® Variable Annuity Exchange offer, Owner refers to the original Owner.
Purchase Payments – the gross amount You contributed to the Contract.
Qualified Plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Separate Account Division (Division(s)) – a part of the Separate Account which invests in shares of an Underlying Mutual Fund. (Referred to in the marketing materials as “sub-accounts.”)
Surrender – the withdrawal of all or part of the Accumulated Value of Your Contract.
Surrender Charge – the charge deducted upon certain partial Surrenders or total Surrender of the Contract before the Annuitization Date.
Transfer – moving all or a portion of Your Accumulated Value to or from one investment option or among several Investment Options. All Transfers initiated during the same Valuation Period are considered to be one Transfer for purposes of calculating the transaction fee, if any.
Underlying Mutual Fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.
Unit – the accounting measure used to determine Your proportionate interest in a division.
Valuation Date (Valuation Days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

Valuation Period – the period of time from one determination of the value of a Unit of a division to the next. Each Valuation Period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each Valuation Date and ends at the close of normal trading of the NYSE on the next Valuation Date.
We, Our, Us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
You, Your – the Owner of this Contract, including any Joint Owner.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the statutory prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since You entered into Your Contract.
The Principal® Variable Annuity Exchange Offer (“Exchange Offer”) will no longer be available for new exchanges with applications signed July 1, 2025 and later.
Underlying Mutual Funds
Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer January Account was known as the Principal VCF U.S. LargeCap Buffer January Account. This change will be reflected on 5/31/2025.
Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer April Account was known as the Principal VCF U.S. LargeCap Buffer April Account. This change will be reflected on 5/31/2025.
Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer July Account was known as the Principal VCF U.S. LargeCap Buffer July Account. This change will be reflected on 5/31/2025.
Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer October Account was known as the Principal VCF U.S. LargeCap Buffer October Account. This change will be reflected on 5/31/2025.
The Guggenheim Investments VIF Global Managed Futures Strategy Fund is no longer available for investment.
Effective May 1, 2025, the Principal VCF Blue Chip Account - Class 3 merged into the Principal VCF Blue Chip Account - Class 2.
For more information on the available underlying funds, please see the funds' prospectuses at the following website: www.principal.com/FVAreport.
KEY INFORMATION TABLE
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES	LOCATION IN EXPANDED PROSPECTUS
Charges for Early Withdrawals	If You withdraw money from Your Contract within 7 years following Your last Purchase Payment, You will be assessed a Surrender Charge. The maximum Surrender Charge is 6% of the amount withdrawn during the first three Contract Years, declining down to 0% over the 7-year time period. For example, if You make an early withdrawal within the first three Contract Years, You could pay a Surrender Charge of up to $6,000 on a $100,000 investment.	7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Transaction Charges	In addition to Surrender Charges, You may also be charged for other transactions, such as when You exceed more than 12 unscheduled partial surrenders in a Contract Year or You make more than one unscheduled Transfer in a Contract Year.	7. CHARGES – Transaction Fees

Ongoing Fees and Expenses (annual charges)
The following part of the table describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Data Page for information about the specific fees You will pay each year based on the options You have selected.
	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN EXPANDED PROSPECTUS
	1. Base contract[1]	1.30%	1.30%	7. CHARGES – Base Contract Annual Expenses
	2. Investment Options (Underlying Mutual Fund fees and expenses)[2]	0.20%	2.86%	APPENDIX A in this Updating Summary Prospectus - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Optional death benefit available for an additional charge[3]	0.20%	0.20%	7. CHARGES – Optional Death Benefit Rider Charges

[1]	This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account Divisions.

[2]	As a percentage of the average net Underlying Mutual Fund assets.

[3]	As a percentage of the average quarterly Accumulated Value. The annual maximum and current percentage in New York is 0.15%, which is deducted each calendar quarter.

Lowest and Highest Annual Cost Table

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your Contract, this table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

LOWEST ANNUAL COST $1,349	HIGHEST ANNUAL COST $3,643
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and Underlying Mutual Fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional Purchase Payments, Transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and Underlying Mutual Fund fees and expenses

●  No sales charges

●  No additional Purchase Payments, Transfers or withdrawals

	RISKS	LOCATION IN EXPANDED PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender Charges apply for up to 7 years following Your last Purchase Payment. These charges will reduce the value of Your Contract if You withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
Risks Associated with Investment Options
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.

•  Each investment option (including the DCA Plus and Fixed Accounts) has its own unique risks.

•  You should review the prospectuses for the available Underlying Mutual Funds before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the DCA Plus and Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks
	RESTRICTIONS	LOCATION IN EXPANDED PROSPECTUS
Investments
•Limitations on Transfers – We reserve the right to charge You for each unscheduled Transfer after the first unscheduled Transfer in a Contract Year. We also reserve the right to limit Transfers in circumstances where frequent Transfers have been made.

•Removal or Substitution of Underlying Mutual Funds - We reserve the right to remove, close or substitute the Underlying Mutual Funds that are available as Investment Options under the Contract.
8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes
Optional Benefits	The Annual Enhanced Death Benefit Rider was an optional benefit You could have purchased at the time You purchased Your Contract.	10. BENEFITS AVAILABLE UNDER THE CONTRACT

	TAXES	LOCATION IN EXPANDED PROSPECTUS
Tax Implications
•  You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and Surrenders of this Contract.

•  If You purchase the Contract through a tax-Qualified Plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on Your Contract are taxed at ordinary income tax rates when You withdraw them. You also may have to pay a 10% penalty tax if You take a withdrawal before age 59½.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN EXPANDED PROSPECTUS
Financial Professional Compensation
Your financial professional may receive compensation in the form of commissions for selling this Contract to You. Your financial professional may have had a financial incentive to offer or recommend this Contract over another investment.
16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries
Exchanges
Your financial professional may have a financial incentive to offer You a new contract in place of the one You own. You should only consider exchanging Your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is in Your best interest to purchase the new contract rather than continuing to own Your existing Contract.
8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations – Exchange Offers

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Investment Options available under the Contract. To obtain Underlying Mutual Fund statutory and summary prospectuses, You can visit www.principal.com/FVAreport, call 1-800-852-4450, or send a request to annuityinternet@principal.com.

The expense and performance information below reflects fees and expenses of the Underlying Mutual Funds, but does not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Mutual Fund’s past performance is not necessarily an indication of future performance.

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Moderate Allocation	American Funds Insurance Series – Asset Allocation Fund (1) – Class 2 Shares Capital Research and Management Company	0.54%	16.44%	8.32%	8.32%
Moderate Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund (1)(2)(3) – Class III Capital Research and Management Company	0.57%	11.36%	6.86%	6.48%
Global Allocation	BlackRock Global Allocation V.I. Fund (1)(2) – Class III BlackRock Advisors, LLC sub-advisers are BlackRock (Singapore) Limited and BlackRock International Limited	1.02%	9.01%	5.74%	5.33%
Moderately Conservative Allocation	Principal VCF Diversified Balanced Account (3) – Class 1 Principal Global Investors, LLC	0.23%	9.86%	6.03%	6.27%
Moderately Conservative Allocation	Principal VCF Diversified Balanced Strategic Allocation Account (1)(3) – Class 2 Principal Global Investors, LLC	0.55%	8.83%	5.29%	5.68%
Moderate Allocation	Principal VCF Diversified Growth Strategic Allocation Account (1)(3) – Class 2 Principal Global Investors, LLC	0.57%	11.22%	7.00%	7.03%
Target-Date 2020	Principal VCF Principal LifeTime 2020 Account (3) – Class 1 Principal Global Investors, LLC	0.50%	7.43%	4.94%	5.51%
Target-Date 2030	Principal VCF Principal LifeTime 2030 Account (3) – Class 1 Principal Global Investors, LLC	0.52%	9.05%	6.22%	6.63%
Target-Date 2040	Principal VCF Principal LifeTime 2040 Account (3) – Class 1 Principal Global Investors, LLC	0.58%	11.55%	7.66%	7.69%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Target-Date 2050	Principal VCF Principal LifeTime 2050 Account (3) – Class 1 Principal Global Investors, LLC	0.62%	13.29%	8.62%	8.38%
Target-Date Retirement	Principal VCF Principal LifeTime Strategic Income Account (3) - Class 1 Principal Global Investors, LLC	0.50%	6.71%	3.45%	3.85%
Moderate Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Balanced Portfolio – Class 1 Principal Global Investors, LLC	0.70%	12.62%	6.75%	6.79%
Moderately Conservative Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Balanced Portfolio (3) – Class 1 Principal Global Investors, LLC	0.67%	8.97%	4.65%	5.14%
Moderately Aggressive Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Conservative Growth Portfolio – Class 1 Principal Global Investors, LLC	0.73%	15.23%	8.50%	8.25%
Conservative Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Flexible Income Portfolio – Class 1 Principal Global Investors, LLC	0.65%	6.69%	3.06%	3.98%
Aggressive Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Strategic Growth Portfolio – Class 1 Principal Global Investors, LLC	0.75%	17.02%	9.88%	9.07%
Aggressive Allocation	TOPS® Aggressive Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.79%	11.72%	7.98%
Moderate Allocation	TOPS® Balanced ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	6.58%	4.40%
Moderately Conservative Allocation	TOPS® Conservative ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.81%	5.76%	3.50%
Moderately Aggressive Allocation	TOPS® Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	10.48%	7.10%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Moderate Allocation	TOPS® Moderate Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.79%	8.48%	5.79%
Bank Loan	Guggenheim Investments VIF (1)(2) – Series F (Guggenheim Floating Rate Strategies Series) Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments	1.19%	6.83%	3.83%	3.84%
Commodities Broad Basket	Rydex VI Commodities Strategy Fund (2) Security Investors, LLC, which operates under the name of Guggenheim Investments	1.77%	8.29%	6.11%	0.05%
Convertibles	EQ Advisors Trust 1290 VT Convertible Securities Portfolio (1)(2) – Class IB Equitable Investment Management Group, LLC /SSGA Funds Management, Inc.	0.90%	9.76%	6.75%	6.94%
Diversified Emerging Markets	American Funds Insurance Series - New World Fund (1)(2) – Class 2 Shares Capital Research and Management Company	0.82%	6.55%	4.54%	6.22%
Diversified Emerging Markets	Principal VCF Global Emerging Markets Account (1) – Class 1 Principal Global Investors, LLC	1.14%	6.51%	2.14%	3.21%
Equity Energy	Fidelity VIP Energy Portfolio – Service Class 2 (1) Fidelity Management & Research Company LLC	0.85%	4.02%	12.13%	4.19%
Equity Precious Metals	VanEck VIP Trust – VanEck VIP Global Gold Fund (1)(2) – Class S Van Eck Associates Corporation	1.45%	14.41%	5.46%	6.69%
Foreign Large Blend	Principal VCF Diversified International Account – Class 1 Principal Global Investors, LLC	0.85%	4.71%	4.64%	5.06%
Foreign Large Growth	Fidelity VIP Overseas Portfolio (1) – Service Class 2 Fidelity Management & Research Company LLC	0.98%	4.81%	5.50%	6.06%
Foreign Large Blend	MFS® International Intrinsic Value Portfolio (1)(2) – Service Class MSF	1.14%	6.97%	4.88%	7.26%
Global Bond	Franklin Templeton VIP Trust (1)(2) – Templeton Global Bond VIP Fund – Class 4 Franklin Advisers, Inc	0.85%	-11.42%	-4.93%	-2.12%
Global Large-Stock Blend	EQ Advisors Trust 1290 VT Smartbeta Equity ESG Portfolio (1) – Class IB Equitable Investment Management Group, LLC / AXA Investment Managers US Inc	1.10%	16.44%	9.63%	9.42%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Global Large-Stock Growth	Janus Henderson Global Sustainable Equity Portfolio – Service Shares (1)(2) Janus Henderson Investors US LLC	0.99%	11.01%
Global Real Estate	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund (1)(2) – Class 2 Franklin Advisers, Inc.	1.25%	-0.32%	-0.30%	2.30%
Global Small/Mid Stock	American Funds Insurance Series – Global Small Capitalization Fund (1)(2) – Class 2 Shares Capital Research and Management Company	0.90%	2.33%	3.01%	5.81%
Health	Fidelity VIP Health Care Portfolio – Service Class 2 (1) Fidelity Management & Research LLC	0.84%	4.86%	5.19%
Health	Invesco V.I. Health Care Fund – Series I Shares Invesco Advisers, Inc.	0.99%	4.17%	3.64%	5.40%
High Yield Bond	American Funds Insurance Series – American High-Income Trust (1)(2) – Class 2 Shares Capital Research and Management Company	0.58%	9.67%	5.54%	5.32%
Inflation-Protected Bond	LVIP American Century Inflation Protection Fund (1)(2) – Service Class Lincoln Financial Investments Corporation sub-advised by American Century Investment Management, Inc.	0.72%	1.54%	1.22%	1.73%
Intermediate Government	Principal VCF Government & High Quality Bond Account – Class 1 Principal Global Investors, LLC	0.50%	0.62%	-1.18%	0.57%
Intermediate Core-Plus Bond	Janus Henderson Series Flexible Bond Portfolio (1)(2) – Service Shares Janus Henderson Investors US LLC	0.82%	1.63%	0.09%	1.35%
Intermediate Core-Plus Bond	Principal VCF Core Plus Bond Account – Class 1 Principal Global Investors, LLC	0.49%	0.90%	-0.09%	1.58%
Large Blend	American Funds Insurance Series – Growth-Income Fund (1) – Class 2 Shares Capital Research and Management Company	0.53%	24.23%	13.01%	12.20%
Large Blend	EQ Advisors Trust 1290 VT Socially Responsible Portfolio (1) – Class IB Equitable Investment Management Group, LLC / BlackRock Investment Management, LLC	0.90%	21.70%	13.57%	12.09%
Large Blend	Invesco V.I. Core Equity Fund – Series I Shares Invesco Advisers, Inc.	0.80%	25.60%	12.35%	9.42%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Large Blend	Principal VCF LargeCap S&P 500 Index Account – Class 1 Principal Global Investors, LLC	0.20%	24.74%	14.23%	12.80%
Large Blend	Principal VCF Principal Capital Appreciation Account – Class 1 Principal Global Investors, LLC	0.63%	25.85%	14.84%	13.15%
Defined Outcome	Principal VCF U.S. LargeCap S&P 500 Index Buffer April Account – Class 2 (1)(2)(3)(4)(5)(7) Principal Global Investors, LLC	0.99%	18.41%
Defined Outcome	Principal VCF U.S. LargeCap S&P 500 Index Buffer January Account – Class 2 (1)(2)(3)(4)(5)(6) Principal Global Investors, LLC	1.00%	18.29%
Defined Outcome	Principal VCF U.S. LargeCap S&P 500 Index Buffer July Account – Class 2 (1)(2)(3)(4)(5)(8) Principal Global Investors, LLC	0.99%	17.89%
Defined Outcome	Principal VCF U.S. LargeCap S&P 500 Index Buffer October Account – Class 2 (1)(2)(3)(4)(5)(9) Principal Global Investors, LLC	0.99%	19.18%
Large Growth	LVIP American Century Ultra Fund (2) – Standard Class II Lincoln Financial Investments Corporation sub-advised by American Century Investment Management, Inc.	0.75%	28.80%	18.20%	16.46%
Large Growth	CVT Nasdaq 100 Index Portfolio (1)(2) – Class F Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management	0.73%	24.89%	19.29%	17.64%
Large Growth	Fidelity VIP Contrafund® Portfolio (1) – Service Class Fidelity Management & Research Company LLC	0.66%	33.63%	16.92%	13.50%
Large Growth	Fidelity VIP Growth Portfolio (1) – Service Class Fidelity Management & Research Company LLC	0.66%	30.27%	18.81%	16.51%
Large Growth	Invesco V.I. American Franchise Fund – Series I Shares Invesco Advisers, Inc.	0.85%	34.89%	15.84%	14.16%
Large Growth	Principal VCF Blue Chip Account (1)(2)(10) - Class 2 Principal Global Investors, LLC	0.90%	21.00%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Large Growth	Principal VCF LargeCap Growth Account I (2) – Class 1 Principal Global Investors, LLC/Brown Advisory, LLC & TRowe Price Associates, Inc.	0.67%	25.14%	13.93%	14.63%
Large Value	LVIP American Century Disciplined Core Value Fund (2) – Standard Class II Lincoln Financial Investments Corporation sub-advised by American Century Investment Management, Inc.	0.71%	13.09%	8.19%	8.24%
Large Value	LVIP American Century Value Fund (1)(2) – Service Class Lincoln Financial Investments Corporation sub-advised by American Century Investment Management, Inc.	0.86%	9.29%	8.41%	8.01%
Large Value	American Funds Insurance Series – Washington Mutual Investors Fund (1)(2) – Class 2 Shares Capital Research and Management Company	0.50%	19.14%	12.18%	10.26%
Large Value	Fidelity VIP Equity-Income Portfolio (1) – Service Class 2 Fidelity Management & Research Company LLC	0.72%	15.06%	9.80%	8.94%
Large Value	Principal VCF Equity Income Account – Class 1 Principal Global Investors, LLC	0.48%	15.50%	8.43%	9.48%
Mid-Cap Blend	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund (2) – Institutional Shares Goldman Sachs Asset Management, L.P.	0.82%	12.36%	9.85%	7.98%
Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund – Series I Invesco Advisers, Inc.	0.85%	24.23%	10.21%	11.57%
Mid-Cap Growth	Janus Henderson Series Enterprise Portfolio (1) – Service Shares Janus Henderson Investors US LLC	0.97%	15.32%	9.61%	12.12%
Mid-Cap Growth	Principal VCF MidCap Account – Class 1 Principal Global Investors, LLC	0.53%	20.27%	11.65%	12.57%
Mid-Cap Value	LVIP American Century Mid Cap Value Fund (1)(2) – Service Class Lincoln Financial Investments Corporation sub-advised by American Century Investment Management, Inc.	1.01%	8.52%	7.13%	7.87%
Money Market	Fidelity VIP Government Money Market Portfolio – Initial Class Fidelity Management & Research Company LLC	0.25%	5.10%	2.33%	1.62%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Systematic Trend	Guggenheim Investments VIF Global Managed Futures Strategy Fund (2) Security Investors, LLC, which operates under the name of Guggenheim Investments	2.11%	0.37%	3.73%	0.75%
Multistrategy	Guggenheim Investments VIF Multi-Hedge Strategies Fund (2) Security Investors, LLC, which operates under the name of Guggenheim Investments	1.82%	-3.66%	2.43%	1.68%
Natural Resources	VanEck VIP Trust – VanEck VIP Global Resources Fund (1) – Class S Van Eck Associates Corporation	1.30%	-3.09%	7.28%	0.57%
Real Estate	Principal VCF Real Estate Securities Account – Class 1 Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Global Investors, LLC	0.79%	5.59%	3.90%	6.25%
Short Term Bond	Columbia VP – Limited Duration Credit Fund (1)(2) – Class 2 Columbia Management Investment Advisors, LLC	0.66%	4.64%	1.81%	2.08%
Short Term Bond	PIMCO VIT Low Duration Portfolio (1) – Advisor Class PIMCO	0.77%	4.39%	0.98%	1.18%
Short-Term Bond	Principal VCF Short-Term Income Account – Class 1 Principal Global Investors, LLC	0.41%	5.09%	1.92%	2.05%
Small Blend	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio (1) – Class IB Equitable Investment Management Group, LLC / GAMCO Asset Management, Inc	1.05%	11.59%	10.58%	8.80%
Small Blend	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund (2) – Institutional Shares Goldman Sachs Asset Management, L.P.	0.81%	18.99%	8.99%	8.97%
Small Blend	Invesco V.I. Main Street Small Cap Fund (1) – Series II Invesco Advisors, Inc.	1.11%	12.41%	10.21%	8.73%
Small Blend	Invesco V.I. Small Cap Equity Fund – Series I Shares Invesco Advisers, Inc.	0.95%	18.09%	10.89%	8.09%
Small Blend	Principal VCF SmallCap Account – Class 1 Principal Global Investors, LLC	0.84%	6.99%	7.57%	8.03%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Small Growth	EQ Advisors Trust 1290 VT Micro Cap Portfolio (1)(2) – Class IB Equitable Investment Management Group, LLC / Lord, Abbett & Co. LLC / BlackRock Investment Management, LLC	1.15%	20.06%	9.77%
Small Growth	MFS® New Discovery Series (1)(2) – Service Class MSF	1.12%	6.44%	4.71%	8.92%
Small Value	AllianceBernstein VPS Discovery Value Portfolio – Class A AllianceBernstein L.P.	0.81%	10.02%	8.86%	7.63%
Small Value	Macquarie VIP Small Cap Value Series (1) – Service Class Delaware Management Company sub-advised by Macquarie Investment Management Global Limited	1.04%	11.02%	6.83%	7.30%
Small Value	DWS Small Mid Cap Value VIP (1)(2) – Class B DWS Investment Management Americas, Inc.	1.21%	5.79%	5.51%	5.20%
Small Value	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund (1)(2) – Class 2 Franklin Mutual Advisers, LLC	0.90%	11.71%	8.36%	8.17%
Technology	Invesco V.I. Technology Fund – Series I Shares Invesco Advisers, Inc.	0.97%	34.27%	14.65%	14.39%
(1)     This underlying mutual fund pays 12b-1 fees to PSI.
(2)     This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the underlying mutual fund’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
(3)     This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(4)     This underlying mutual fund is not available in the state of New York..
(5)     This underlying mutual fund may not be available through all broker-dealers.
(6)    Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer January Account was known as the Principal VCF U.S. LargeCap Buffer January Account. This will be reflected on 5/31/2025
(7)    Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer April Account was known as the Principal VCF U.S. LargeCap Buffer April Account. This will be reflected on 5/31/2025
(8)    Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer July Account was known as the Principal VCF U.S. LargeCap Buffer July Account. This will be reflected on 5/31/2025
(9)     Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer October Account was known as the Principal VCF U.S. LargeCap Buffer October Account. This will be reflected on 5/31/2025
(10)     Effective May 1, 2025, the Principal VCF Blue Chip Account - Class 3 merged into the Principal VCF Blue Chip Account - Class 2

The name of the Contract is Principal® Variable Annuity (Flexible Variable Annuity). The EDGAR contract identifier number for the Contract is C000004194.